SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Methods of accounting

Methods of accounting

The accompanying audited consolidated financial statements include the accounts of the Company and its subsidiaries (collectively the “Company”). The Company eliminates all significant intercompany balances and transactions in its audited consolidated financial statements.

Management has prepared the accompanying audited consolidated financial statements and these notes in accordance to generally accepted accounting principles in the United States (“US GAAP”). The Company maintains its general ledger and journals with the accrual method accounting.

Principles of consolidation

Principles of consolidation

The accompanying audited consolidated financial statements reflect the activities of the Company, and each of the following entities:

	Place of		Registered
Name of Company	incorporation	Ownership percentage	capital
WANG & LEE GROUP, Inc.	BVI	Group Holding Company	$8,350,003
WANG & LEE HOLDINGS, Inc.	BVI	100%	100
WANG & LEE CONTRACTING LIMITED	Hong Kong SAR (“HK SAR”)	100%	503,225

Management has eliminated all significant inter-company balances and transactions in preparing the accompanying audited consolidated financial statements.

On May 20, 2021, the Company incorporated in the BVI. On May 27, 2021, the Company incorporated WL Holdings, a limited company incorporated in the BVI.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Principles of consolidation (Continued)

On July 2, 2021, the Company acquired WLHK. WLHK was owned 99% by Sau Lee Shirley Kam and 1% by Pui Lung Ho. Pui Lung Ho owns 100% of the common stock of WANG & LEE GROUP, Inc. through his ownership of WANG & LEE BROTHERS, Inc.. Sau Lee Shirley Kam is the mother of Pui Lung Ho. Since there is a family relationship between Sau Lee Shirley Kam and Pui Lung Ho, the acquisition of WLHK has been accounted for as a business combination under common control in accordance to ASC-805-30-5, in which the assets and liabilities of WLHK has been presented at their carrying values at the date of the transaction.

Use of estimates

Use of estimates

The preparation of the audited consolidated financial statements in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the audited consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

Cash and cash equivalents

Cash and cash equivalents

The Company considers cash, bank deposit and all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents. Cash consists primarily of cash in accounts held at a financial institution.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Advance and prepayments

Advance and prepayments

The Company makes a deposit payment to suppliers and vendors for the procurement of materials. Upon physical receipt and inspection of the materials from suppliers, the applicable amount is reclassified from advance and prepayments to contract costs when the materials are consumed by specific projects.

Plant and equipment, net

Plant and equipment, net

Plant and equipment are carried at cost less accumulated depreciation. Depreciation is provided over their estimated useful lives, using the straight-line method. The Company typically applies a salvage value of 0%. The estimated useful lives of the plant and equipment are as follows:

Furniture & fixtures	5 years
Equipment	5 years
Motor vehicles	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Company’s results of operations. The costs of maintenance and repairs are recognized as incurred; significant renewals and betterments are capitalized.

Accounting for the impairment of long-lived assets

Accounting for the impairment of long-lived assets

The Company annually reviews its long-lived assets for impairment or whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Impairment may become obsolete from a difference in the industry, introduction of new technologies, or if the Company has inadequate working capital to utilize the long-lived assets to generate adequate profits. Impairment is present if the carrying amount of an asset is less than its expected future undiscounted net cash flows.

If an asset is considered impaired, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the asset. Assets to be disposed of are reported lower the carrying amount or fair value less costs to sell.

Lease

Lease

In accordance with ASU 2016-02, “Leases” (Topic 842), the Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. The Company elected the practical expedients that do not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease right of use (“ROU”) assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Lease expense is recognized on a straight-line basis over the lease term. Operating leases are included in right-of-use assets, operating lease, operating lease liability - current, and operating lease liability - non-current, and finance leases are included in plant and equipment, finance lease liability - current, and finance lease liability - non-current in the consolidated balance sheets.

The Company’s management believes the Hong Kong dollar Best Lending Rate (“BLR”) from Hong Kong Monetary Authority was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 5.88%.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Foreign currency translation

Foreign currency translation

The accompanying audited consolidated financial statements are presented in United States dollars (“$”). The functional currency of the Company is the Hong Kong Dollars (“HK$”). WLHK’s assets and liabilities are translated into $ from HK$ at year-end exchange rates. Its revenues and expenses are translated at the average exchange rate during the year. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

	For the year ended December 31,
	2024	2023	2022
Period Ended HK$: USD exchange rate	7.7335	7.7785	7.7990
Period Average HK$: USD exchange rate	7.7715	7.7997	7.8298

Revenue recognition

Revenue recognition

As discussed in Note 1, the Company provides a variety of engineering and related professional services to customers located throughout the HK SAR. The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have written agreements with its customers and revenue on oral or implied arrangements is generally not recognized. The Company recognizes revenue based on the consideration specified in the applicable agreement.

Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

Generally, revenues are recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product or service to a customer. A performance obligation is satisfied over time, revenue is recognized by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the product or service.

The Company uses an input method based on contract costs incurred to date compared to total estimated contract costs to measure its progress toward complete satisfaction of the performance obligation. The input method is the most representative depiction of the Company’s performance because it directly measures the value of the services or products transferred to the customer. Subcontractor materials, labor and equipment are included in revenue and contract costs when management believes that the Company is acting as a principal rather than as an agent (e.g., the Company integrates the materials and labor into the deliverables promised to the customer or is otherwise primarily responsible for fulfillment and acceptability of the materials and labor). In the contracts with customer, there are terms that allow for the Company to implement variation order without seeking additional approval from their customers within a pre-approved range set forth in the contract; these variations may be for additional labor or materials necessary to fulfill the contract. The Company typically integrates the deliverables as part of the general performance obligation of the contract as a whole. Historically, any contract acquisition costs have been immaterial; in the event that such costs arose, the Company expenses such costs incurred as periodic cost. Any project mobilization costs such as obtaining government zoning, approvals and permits are included in project costs, and constitute a part of the overall performance obligation.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (Continued)

The Company set forth payment terms on contracts that require its customer to make payment within 30 days of billing which is triggered by the Company reaching the milestone to bill the customer after the Company has received certification that it has discharged its responsibilities under the terms of the contract.

The Company does not believe that its contracts include a significant financing component because the period between delivery or the contracting services to the customer and the time of payment do not typically exceed one year.

For service contracts, such as fire safety systems inspection services, the Company recognizes revenue at a point in time when the service has been rendered to the customer which is evidenced by the Company submitting the annual inspection certificate to the Director of the Fire Services Department of the Government of the HK SAR.

The Company generally provides limited warranties for work that it has performed under its engineering and construction contracts; these warranty periods are known as the defect liabilities period (“DLP”). The DLP typically extends for a duration of one year from the substantial completion of the project for the customer. Historically, warranty claims have not resulted in significant costs. Contracts will include a provision whereby the customer will withhold 5 to 10% of the total contract value until the end of the DLP at which point the customer will release the retention amounts to the Company.

The details of revenue and cost of revenue of the Company are as follows:

	December 31,
	2024	2023	2022

Contract Revenue	$3,951,649	$6,825,879	$4,169,931
Contract Costs	3,539,478	4,385,279	3,384,227
Gross Profit	$412,171	$2,440,600	$785,704

Gross Profit Margin	10%	36%	19%

Contract related assets and liabilities are classified as current assets and current liabilities. Significant balance sheet accounts related to the revenue cycle are as follows:

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (Continued)

Accounts receivables, net

Accounts receivables, net

Accounts receivables, net (contract receivables) include amounts billed under the contract terms. The amounts are stated at their net realizable value. The Company maintains an allowance for expected credit loss to provide for the estimated number of receivables that will not be collected. The Company considers several factors in its estimate of the allowance, including knowledge of a customer’s financial condition, its historical collection experience, and other factors relevant to assessing the collectability of such receivables. Bad debts are written off against allowances.

Contract assets	Contract assets Contract assets are recorded when progress to completion revenue earned on contracts exceeds amounts actually billed under the contract.
Contract liabilities	Contract liabilities Contract liabilities are recorded when amounts actually billed under a contract exceeds the progress to completion revenue earned under the contract.
Deferred income

Deferred income

In the contracts, 5 to 10% of the contract sum (“Retention Revenue”) usually assign to be withheld at the end of a project for the limited warranties of work performed under its engineering and construction contracts to ensure that the Company meets the contract requirements. Once the DLP started, the Company recognized retention receivable and deferred income. The Retention Revenue will be recognized to statement of operations once the DLP is ended and signed off by the customer.

Expected credit loss

Expected credit loss

ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. The expected credit loss methodology applies to account receivables, contract assets, retention receivables and other financial instruments.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Retirement benefits	Retirement benefits Retirement benefits in the form of mandatory defined contribution plans are charged to either expense as incurred or allocated to wages as part of cost of services.
Income taxes

Income taxes

The Company recognizes deferred income tax assets or liabilities for expected future tax consequences of events recognized in the audited consolidated financial statements or tax returns. Under this method, deferred income tax assets or liabilities are determined based upon the difference between the audited consolidated financial statement and income tax bases of assets and liabilities using enacted tax rates expected to apply when the differences settle or become realized. Valuation allowances are provided when it is more likely than not that a deferred tax asset is not realizable or recoverable in the future.

The Company determines that the tax position is more likely than not to be sustained and records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.

Share-based payment

Share-based payment

The Company accounts for share-based payment in accordance with ASC Topic 718, Compensation-Stock Compensation (“ASC 718”). Share awards issued to employees and directors, including employee stock option plans (“ESOPs”) and restricted share units (“RSUs”) are measured at fair value at the grant date. The Company uses the closing stock price at the grant date to measure the fair value of RSUs. The Company recognizes compensation expenses, net of forfeitures, using the accelerated method over the requisite service periods.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting ESOPs and RSUs’ forfeitures and records share-based compensation expense only for those awards that are expected to vest.

A change in the terms or conditions of share-based payment awards is accounted for as a modification of awards. The Company measures the incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested awards, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

A cancellation of an award that is not accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, the Company recognized previously unrecognized compensation cost at the cancellation date and reversed previously recognized share capital to additional paid-in capital.

Financial instruments

Financial instruments

The Company’s financial instruments, including cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, and short-term and long-term bank loans, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by WLHK. ASC Topic 825, “Financial Instruments” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the audited consolidated balance sheets for cash and cash equivalents, accounts receivables, other receivables, accounts payables, other payables, short-term and long-term bank loans each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 – inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

●	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

●	Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging”.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Adoption of new accounting standard

Adoption of new accounting standard

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815 – 40), (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. We adopted ASU 2020-06 on January 1, 2024. The adoption of ASU 2020-06 did not have a material impact on our consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic ASC 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The ASU improves reportable segment disclosure requirements, primarily through enhanced disclosure about significant segment expenses. The enhancements under this update require disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, require disclosure of other segment items by reportable segment and a description of the composition of other segment items, require annual disclosures under ASC 280 to be provided in interim periods, clarify use of more than one measure of segment profit or loss by the CODM, require that the title of the CODM be disclosed with an explanation of how the CODM uses the reported measures of segment profit or loss to make decisions, and require that entities with a single reportable segment provide all disclosures required by this update and required under ASC 280. The Company adopted ASU 2023-07 for the annual period ended December 31, 2024, retrospectively to all periods presented in the consolidated financial statement. The adoption of this standard did not have a material impact to our results of operations, cash flows or financial condition.

Recent accounting pronouncements

Recent accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements – Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting this guidance on financial statements requirements and does not expect the adoption to have a material impact.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.